Accounting Policies (Details Textual) R$ / shares in Units, $ / shares in Units, $ in Thousands, R$ in Millions		12 Months Ended
	Jan. 16, 2012	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jan. 01, 2018 USD ($)	May 31, 2016 USD ($) shares	May 31, 2016 BRL (R$) R$ / shares shares	Apr. 30, 2016 USD ($) shares	Apr. 30, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2014
Statement Line Items [Line Items]
Impairment loss on equity method investment in non-consolidated companies				$ 28,884
Number of major business segments		1
Number of reportable operating segments		1
Intangible assets and goodwill at end of period		$ 1,660,859	1,862,827
Research and development expense		$ 63,700	$ 68,600	$ 89,000
Number of shares authorised | shares		2,500,000,000	2,500,000,000	2,500,000,000
Par value per share | $ / shares		$ 1	$ 1	$ 1
Total number of shares issued | shares		1,180,536,830	1,180,536,830	1,180,536,830
Number of shares outstanding at end of period | shares		1,180,536,830	1,180,536,830	1,180,536,830
Number of votes, per share		1	1	1
Net defined benefit liability (asset) at end of period		$ 79,200	$ 78,700
Employee benefits, unit vesting period		4 years
Employee benefits, company redemtpion period		10 years
Employee benefits, early redemption period		7 years
Carrying value of units granted		$ 94,800	$ 92,900
Percentage of total sales, bill and hold arrangements		3.30%	2.80%	3.00%
Revenue from construction contracts		$ 11,000
Revenue from construction contracts, percentage of total sales		0.21%
Dilutive effect of share options on number of ordinary shares | shares		0
ITALY
Statement Line Items [Line Items]
Net defined contribution plan liability (asset) at end of period		$ 19,300
Unfunded defined benefit employee retirement plan for certain senior officers [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		46,800
Funded post-employment benefits [member]
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		165,486	$ 159,612	$ 153,974
Funded post-employment benefits [member] | CANADA
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		16,700
Funded post-employment benefits [member] | UNITED STATES
Statement Line Items [Line Items]
Net defined benefit liability (asset) at end of period		12,300
Information system projects [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period		81,746	145,957
Trademarks [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period		86,700	86,700
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Intangible assets and goodwill at end of period		$ 193,415	$ 324,878
Customer-related intangible assets [member] | Maverick acquisition [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life		14 years
Remaining amortisation period of intangible assets material to entity		2								5
Finite-lived intangible asset, residual value		$ 193,000
Finite-lived intangible asset, residual useful life		3 years
Customer-related intangible assets [member] | Hydrill acquisition [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life		10 years
Top of range [member] | Information system projects [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life			3 years
Top of range [member] | Licenses, patents, trademarks, and proprietary technology [member]
Statement Line Items [Line Items]
Finite-lived intangible asset, useful life		10 years
Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		11.46%
Impairment loss on equity method investment in non-consolidated companies		$ 0	$ 0	$ 0
Usiminas [member] | Preference shares [member]
Statement Line Items [Line Items]
Interest in associate, shares owned | shares		1,300,000
Usiminas [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Interest in associate, shares owned | shares		36,500,000
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate		3.08%	3.08%
Proportion of voting rights held in associate		5.20%	5.20%
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Preference shares [member]
Statement Line Items [Line Items]
Number of shares subscribed to | shares								1,300,000	1,300,000
Shares subscribed to, price per share | R$ / shares									R$ 1.28
Shares subscribed to, value								$ 500	R$ 1.6
Usiminas [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares subscribed to | shares						11,500,000	11,500,000
Shares subscribed to, price per share | R$ / shares							R$ 5
Shares subscribed to, value						$ 16,600	R$ 57.5
Usiminas [member] | Ternium s.a. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	13.80%
Proportion of voting rights held in associate	27.70%
Increase (decrease) due to changes in accounting policy [member] | Retrospective changes applied after the reporting period [member]
Statement Line Items [Line Items]
Increase (decrease) in financial assets arising from change in measurement attribute, initial application of IFRS 9					$ 3,000
Expected decrease in allowance for doubtful accounts					6,000
Increase (decrease) due to application of IFRS 15 [member] | Retrospective changes applied after the reporting period [member]
Statement Line Items [Line Items]
Expected net increase (decrease) in revenues, cost of sales and selling expenses from adoption of a policy					$ (700)